Deferred tax - Summary of deferred taxes liability (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Deferred tax assets and liabilities [abstract]
Amount expected to be settled after more than 12 months	$ 1,882,634	$ 2,018,180
Credited to profit or loss	$ (135,546)	$ 0